SHORT-TERM CONVERTIBLE DEBT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Extinguishment of Debt [Line Items]
Sub-total	$ 1,124,525	$ 646,000	$ 2,976,072
Debt Discount	(484,665)	309,317	(689,176)
Debt Instrument, Unamortized Discount (Premium), Net	484,665	(309,317)	689,176
Total	$ 639,860	$ 336,683	2,286,896
Debt One [Member]
Extinguishment of Debt [Line Items]
Maturity date	Nov. 04, 2013	Nov. 04, 2013
Interest rate	12.00%	12.00%
Default interest rate	12.00%	12.00%
Conversion price	$ 1,800,000	$ 1,800,000
Sub-total	$ 100,000	$ 100,000	26,500
Debt Two [Member]
Extinguishment of Debt [Line Items]
Maturity date	Jan. 31, 2014	Jan. 31, 2014
Interest rate	12.00%	12.00%
Default interest rate	18.00%	18.00%
Conversion price	$ 2,400,000	$ 2,400,000
Sub-total	$ 16,000	$ 16,000
Debt Four [Member]
Extinguishment of Debt [Line Items]
Maturity date	Jul. 31, 2013
Interest rate	12.00%	12.00%
Default interest rate	12.00%	12.00%
Conversion price	$ 1,440,000	$ 1,440,000
Sub-total	$ 5,000	$ 5,000
Debt Five [Member]
Extinguishment of Debt [Line Items]
Maturity date	Jan. 31, 2014	Jan. 31, 2014
Interest rate	12.00%	12.00%
Default interest rate	12.00%	12.00%
Conversion price	$ 2,400,000	$ 2,400,000
Sub-total	$ 30,000	$ 30,000
Debt Six [Member]
Extinguishment of Debt [Line Items]
Maturity date	Oct. 12, 2021	Dec. 24, 2015
Interest rate	12.00%	8.00%
Default interest rate	16.00%	24.00%
Sub-total	$ 28,000	$ 230,000	$ 5,000
Debt 1 [Member]
Extinguishment of Debt [Line Items]
Maturity date	Nov. 16, 2021
Interest rate	12.00%
Default interest rate	16.00%
Sub-total	$ 69,400	100,000
Debt 2 [Member]
Extinguishment of Debt [Line Items]
Maturity date	Nov. 23, 2021
Interest rate	12.00%
Default interest rate	16.00%
Sub-total	$ 66,000	$ 165,000
Debt 3 [Member]
Extinguishment of Debt [Line Items]
Maturity date	Jul. 07, 2022
Interest rate	12.00%
Default interest rate	16.00%
Sub-total	$ 231,000
Debt 4 [Member]
Extinguishment of Debt [Line Items]
Maturity date	Jul. 12, 2022
Interest rate	12.00%
Default interest rate	16.00%
Sub-total	$ 355,000
Debt 5 [Member]
Extinguishment of Debt [Line Items]
Maturity date	Jul. 23, 2022
Interest rate	10.00%
Default interest rate	22.00%
Sub-total	$ 224,125